Consolidated Statement of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Revenues:
Software	$ 13,080	$ 10,732	$ 10,063
Software – related party			507
Hardware	39,457	18,829	16,181
Total net revenues	52,537	29,561	26,751
Software	(6,149)	(9,429)	(9,691)
Hardware	(35,272)	(17,526)	(15,464)
Total cost of revenues	(41,421)	(26,955)	(25,155)
Total gross profit	11,116	2,606	1,596
Operating expenses:
Sales and marketing expenses	(341)	(151)	(750)
General and administrative expenses	(7,186)	(23,558)	(33,304)
Research and development expenses	(4,524)	(5,294)	(8,162)
Total operating expenses	(12,051)	(29,003)	(42,216)
Other operating income	148	247
Operating loss	(787)	(26,150)	(40,620)
Interest income	47	3	5
Interest expense	(11,732)	(11,680)	(3,795)
Other income	240	2,376	231
Other expense	(2,123)	(3,207)	(210)
Gain (loss) on disposal of subsidiary		(303)	10,096
Contingency (loss) reversal		3,277	(3,065)
Gain (loss) on debt settlement	217	(17,199)	26
Loss related to equity financing	(3,669)
Change in fair value of contingent consideration for the acquisition of HHE		(111)
Loss on additional acquisition cost to HHE in shares	(5,950)
Loss on deconsolidation of a subsidiary	(3,610)
Foreign exchange gain (loss)	(1,519)	(2,661)	1,649
Loss from continuing operations, before income taxes	(28,886)	(55,655)	(35,683)
Income tax (expense) benefit	(59)	445	(406)
Net loss from continuing operations	(28,945)	(55,210)	(36,089)
Discontinued operations
Income (loss) from operations of discontinued entities	(9,916)	(1,392)	1,302
Net income (loss) on discontinued operations	(9,916)	(1,392)	1,302
Net loss	(38,861)	(56,602)	(34,787)
Net loss attributable to noncontrolling interest – continuing operations	(190)	(54)	(1)
Net income (loss) attributable to noncontrolling interest – discontinued operations	(4,639)	(683)	716
Less: net income (loss) attributable to noncontrolling interest	(4,829)	(737)	715
Net loss attributable to Borqs Technologies, Inc.	(34,032)	(55,865)	(35,502)
Net loss attributable to ordinary shareholders	$ (34,032)	$ (55,865)	$ (35,502)
Net loss per share from continuing operations attributable to Borqs Technologies, Inc.
Loss per share—Basic (in Dollars per share)	$ (1.25)	$ (7.48)	$ (12.97)
Loss per share—Diluted (in Dollars per share)	(1.25)	(7.48)	(12.97)
Net (loss) earnings per share from discontinued operations attributable to Borqs Technologies, Inc.
Earnings (loss) per share—Basic (in Dollars per share)	(0.23)	(0.1)	0.21
Earnings (loss) per share—Diluted (in Dollars per share)	(0.23)	(0.1)	0.21
Net loss per share attributable to Borqs Technologies, Inc.
Loss per share—Basic (in Dollars per share)	(1.48)	(7.58)	(12.76)
Loss per share—Diluted (in Dollars per share)	$ (1.48)	$ (7.58)	$ (12.76)
Number of ordinary shares used in earnings per share computation:
Weighted-average number of ordinary shares used in calculating continuing operations—basic (in Shares)	22,951,092	7,370,719	2,782,188
Weighted-average number of ordinary shares used in calculating continuing operations—diluted (in Shares)	22,951,092	7,370,719	2,782,188
Weighted-average number of ordinary shares used in calculating discontinued operations—basic (in Shares)	22,951,092	7,370,719	2,782,188
Weighted-average number of ordinary shares used in calculating discontinued operations—diluted (in Shares)	22,951,092	7,370,719	2,782,188